Pensions and other post-retirement benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) director participant chairman	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of allowance for promotion-related salary growth (up to)	0.80%
Funded
Disclosure of defined benefit plans [line items]
Aggregate contributions	$ 325	$ 349	$ 610
Expected aggregate contributions	$ 400
United Kingdom
Disclosure of defined benefit plans [line items]
Number of member-nominated directors in trustee board (director) | director	4
Number of company-nominated directors In trustee board (director) | director	4
Number of company-nominated independent directors in trustee board (director) | director	1
Number of company-nominated independent chairman in trustee board (chairman) | chairman	1
Contribution coverage period	5 years
Contractually committed funding for future services	$ 1,014
Percentage of plan asset transfers from equity to bonds investment instrument	11.00%	2.00%
United Kingdom | Government issued nominal bondsd
Disclosure of defined benefit plans [line items]
Government issued nominal bonds under liability driven investments LDI	$ 4,217	$ 4,804
United Kingdom | Government issued index-linked bondsd
Disclosure of defined benefit plans [line items]
Index linked bonds under liability driven investments	$ 24,576	$ 19,462
US
Disclosure of defined benefit plans [line items]
Number of companies employees serving as investment committee members (employee) | participant	7